Asset Retirement Obligations (Tables)	3 Months Ended
Mar. 31, 2022
Asset Retirement Obligations
Schedule of Asset Retirement Obligations

The following is a continuity of the Company’s asset retirement obligations:

	March 31, 2022	December 31, 2021
Balance at the beginning of period	$8,993,108	$9,355,422
Accretion expense	224,828	91,982
Change in estimate	(832,991)	(454,296)
Balance at the end of period	$8,384,945	$8,993,108